Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2019
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2019	2018	2017
Pension benefits liabilities	2,651	2,545	2,877
Other benefits liabilities	742	669	705
Restructuring reserves (early retirement plans)	108	149	153
Total	3,501	3,363	3,735
Net liabilities relating to assets held for sale	—	—	—

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2019	2018	2017	2019	2018	2017
Change in benefit obligation
Benefit obligation at beginning of year	11,501	12,872	12,164	669	705	648
Current service cost	214	236	263	13	14	16
Interest cost	295	296	320	17	17	17
Past service cost	4	(1)	239	—	(2)	12
Settlements	(20)	(141)	(1)	(9)	—	—
Plan participants' contributions	7	8	7	—	—	—
Benefits paid	(667)	(902)	(717)	(26)	(28)	(27)
Actuarial losses / (gains)	847	(372)	(450)	87	(29)	(36)
Foreign currency translation and other	104	(495)	1,047	(9)	(8)	75
Benefit obligation at year-end	12,285	11,501	12,872	742	669	705
Of which plans entirely or partially funded	11,584	10,864	12,140	—	—	—
Of which plans not funded	701	637	732	742	669	705

Change in fair value of plan assets
Fair value of plan assets at beginning of year	(9,145)	(10,205)	(9,123)	—	—	—
Interest income	(255)	(261)	(256)	—	—	—
Actuarial losses / (gains)	(745)	424	(344)	—	—	—
Settlements	11	129	—	—	—	—
Plan participants’ contributions	(7)	(8)	(7)	—	—	—
Employer contributions	(172)	(417)	(171)	—	—	—
Benefits paid	573	778	591	—	—	—
Foreign currency translation and other	(29)	415	(895)	—	—	—
Fair value of plan assets at year-end	(9,769)	(9,145)	(10,205)	—	—	—
				—
Unfunded status	2,516	2,356	2,667	742	669	705
Asset ceiling	34	28	40	—	—	—
Net recognized amount	2,550	2,384	2,707	742	669	705
Pension benefits and other benefits liabilities	2,651	2,545	2,877	742	669	705
Other non-current assets	(101)	(161)	(170)	—	—	—
Net benefit liabilities relating to assets held for sale	—	—	—	—	—	—

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2019	2018	2017	2019	2018	2017
Current service cost	214	236	263	13	14	16
Past service cost	4	(1)	239	—	(2)	12
Settlements	(10)	(12)	(1)	(9)	—	—
Net interest cost	39	35	64	17	17	17

Benefit amounts recognized on Profit & Loss	247	258	565	21	29	45

- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(166)	(1)	(16)	(2)	(21)	3
* Effect of changes in financial assumptions	1,071	(354)	(241)	89	(3)	(5)
* Effect of experience adjustments	(59)	(17)	(193)	—	(5)	(34)
* Actual return on plan assets	(745)	424	(344)	—	—	—
- Effect of asset ceiling	3	(11)	7	—	—	—

Benefit amounts recognized on Equity	104	41	(787)	87	(29)	(36)

Total benefit amounts recognized on comprehensive income	351	299	(222)	108	—	9

Estimated future payments
(M$)	Pension benefits	Other benefits
2020	741	27
2021	497	27
2022	467	27
2023	414	26
2024	399	26
2025-2029	2,142	120

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2019	2018	2017	2019	2018	2017
Discount rate (weighted average for all regions)	1.84%	2.68%	2.48%	1.71%	2.56%	2.52%
Of which Euro zone	0.73%	1.72%	1.71%	0.94%	1.87%	1.93%
Of which United States	3.25%	4.00%	3.75%	3.25%	4.00%	3.75%
Of which United Kingdom	2.25%	3.00%	2.50%	—	—	—
Inflation rate (weighted average for all regions)	2.20%	2.44%	2.40%	—	—	—
Of which Euro zone	1.21%	1.50%	1.50%	—	—	—
Of which United States	2.50%	2.50%	2.50%	—	—	—
Of which United Kingdom	3.25%	3.50%	3.50%	—	—	—

Schedule of asset allocation

Asset allocation	Pension benefits
As of December 31,	2019	2018	2017
Equity securities	25%	24%	26%
Debt securities	46%	47%	43%
Monetary	1%	1%	3%
Annuity contracts	20%	20%	20%
Real estate	8%	8%	8%

Schedule of sensitivity analysis impact on benefit obligation

A  0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2019	(821)	915

A  0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2019	576	(516)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2019	2018	2017
Personnel expenses (M$)
Wages and salaries (including social charges)	8,922	9,099	7,985
Group employees at December 31,
France
● Management	13,745	13,377	11,880
● Other	22,531	22,629	19,372
International
● Management	16,924	16,963	16,489
● Other	54,576	51,491	50,536
Total	107,776	104,460	98,277